United States
Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 1999

Check here if Amendment [ X  ];  Amendment Number:  6
This Amendment (Check only one):
[ x ] is a restatement.
[   ] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
13F FILED ON FEBRUARY 14, 2000 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
EXPIRED ON AUGUST 15, 2000.

Institutional Investment Manager Filing this Report:

Name:  UBS Warburg LLC*
Address: 677 Washington Boulevard
         Stamford, CT  06901

*  Originally filed under the Manager's former name, Warburg
Dillon Read LLC.

13F File Number:  28-5721

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting
Manager:

Name:          Sarah M. Starkweather
Title:    Director
Phone:    (203) 719-6891
Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather, Stamford, Connecticut
April 4, 2001

Report Type  (Check only one):

[ X  ]   13F Holdings Report.
[    ]   13F Notice
[    ]   13F Combination Report.


Report Summary

Number of other included Managers:  0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: 818,042

List of other included Managers:  None
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                                                            MARKET             INVES OTHER    VOTING
                                                                               TMENT
ISSUER                      ISSUE                     CUSIP  VALUE   QUANTITY   DISCR MGRS  AUTHORITY
                                                                               ETION
                                                                                              SOLE

AMERICA ONLINE INC DEL      SUB NT CONV 4%02      02364JAB0 454,240  39,512,000  SOLE  N/A   39,512,000
BJ SVCS CO                  WT EXP  041300        055482111  28,074     517,500  SOLE  N/A      517,500
CHECKFREE HLDGS CORP        SUB NT CV 144A06      162816AA0  10,478   6,600,000  SOLE  N/A    6,600,000
EMC CORP                    SB NT CV 3.25%02      26865YAA2 233,232  58,308,000  SOLE  N/A   58,308,000
FEDERATED DEPT STORES       WT D EX 121901        31410H127   8,815     359,800  SOLE  N/A      359,800
LSI LOGIC CORP              SB NT CV 4.25%04      502161AD4  25,439  11,225,000  SOLE  N/A   11,225,000
OMNICOM GROUP INC           SB DB CV 4.25%07      681919AE6  28,954   9,105,000  SOLE  N/A    9,105,000
QUINTILES TRANSNATIONAL     SB NT CV 4.25%00      748767AC4   9,967  10,315,000  SOLE  N/A   10,315,000
WMX TECHNOLOGIES INC        SUB NTS CV  2%05      92929QAF4  18,844  16,750,000  SOLE  N/A   16,750,000


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